Future Acquisition	3 Months Ended
Jan. 31, 2020
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Future Acquisition
Note 13: Future Acquisition
On January 21, 2020, we entered into an agreement to acquire Clearpool Group Inc. (“Clearpool”), a U.S. based independent agency broker-dealer who provides holistic electronic trading solutions. The acquisition is subject to regulatory approvals and is expected to close in the calendar second quarter of 2020. Upon closing, Clearpool will form part of BMO Capital Markets reporting segment. The impact of this acquisition is not expected to be material to the bank.